Note 8 - Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
(In Thousands)
Maturity	Total
2020	$8,250
2021	5,828
2022	4,658
2023	3,929
2024	948
Thereafter	—
Total	23,613